GENERAL	12 Months Ended
Dec. 31, 2022
GENERAL [Abstract]
GENERAL	GENERAL
a.General:
NICE Ltd. (together with its subsidiaries, “NICE”, or the “Company") is a global enterprise software leader, providing cloud platforms for AI-driven digital business solutions that serve two main markets: Customer Engagement and Financial Crime and Compliance. The Company's core mission is to transform experiences to be extraordinary and trusted and create a frictionless and safe digital-first consumer reality where every interaction is intelligent, meaningful and effortless. The Company's solutions are used by organizations of all sizes and are offered in multiple delivery models, including cloud and on-premises.

In the Customer Engagement market, the Company enables organizations to transform experiences with solutions aimed at meeting consumers wherever they choose to begin their journey, providing digital-centric AI-enabled self-service capabilities, understanding consumers' journeys, creating smarter hyper-personalized connections and guiding continuous omnichannel interactions. The Company helps organizations transform their workforce experience with solutions aimed at engaging employees, optimizing operations and automating processes to create a better agent-assisted customer service.For Public Safety and Criminal Justice agencies, the Company digitally transforms the way they manage and share evidence and cases, providing them with single, streamlined view of the truth from incident to court.

In the Financial Crime and Compliance market, the Company protects financial services organizations, digital banks and their customers’ accounts and transactions, with solutions that identify risks and help prevent money laundering and fraud, as well as help ensure compliance in real-time. With the Company's holistic, data-centric approach to Customer Lifecycle Risk Management (CLRM), the Company helps them conquer the dynamic new financial crime threats.

The Company is at the forefront of several industry technological disruptions that have greatly accelerated in the last several years: the adoption of cloud platforms by organizations of all sizes and verticals, the shift of consumer and organizational preferences towards digital-centric services and experiences, the growing acceptance and adoption of AI, an increase in consumer cross channel, self-service usage and the need to manage, optimize and engage a diverse workforce while retaining and attracting top talent. The Company's suite of integrated solutions, based on unique domain expertise, enables customer service, financial crime prevention and public safety organizations to innovate and thrive with industry-leading cloud platforms that use domain-specific data and AI infused workflows.

b.Acquisitions:
1.Acquisitions in 2022:
a.On November 14, 2022, the Company completed an acquisition for a total consideration of $50,381 as following:
–$30,000 cash consideration
–Milestone-based contingent payment in a total sum of up to $24,000 payable in March 2026. The contingent consideration was measured at fair value at the closing date and recorded as a liability on the balance sheet in the amount of $20,381.
Upon consummation of the acquisition, the acquired company became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date the Company preliminarily recorded core technology, customer relationships, trademark and goodwill in amounts of $12,470; $9,058; $459 and $28,039, respectively. The estimated useful life of the core technology, customer relationships, and trademark is four years, four years and three years, respectively.
Goodwill generated from this business combination is attributed to synergies between the Company's and the acquired company respective products and services.
The results of the acquired company's operations have been included in the consolidated financial statements since November 14, 2022. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.
The preliminary fair value of assets acquired and liabilities assumed from the acquisition, completed during 2022, were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).

2.Acquisitions in 2021:
a.On June 17, 2021, the Company completed the acquisition of ContactEngine Limited ("ContactEngine"), a leading AI automation provider for customer self-service. The Company acquired ContactEngine for a total consideration of $94,897.
Upon consummation of the acquisition, ContactEngine became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date the Company preliminarily recorded core technology, customer relationships, customer backlog and goodwill in amounts of $20,558; $3,279; $5,493 and $69,593, respectively. The estimated useful life of the core technology, customer relationships, and customer backlog is five years, six years and two years, respectively.
Goodwill generated from this business combination is attributed to synergies between the Company's and ContactEngine's respective products and services. The goodwill is not deductible for income tax purposes.
The results of ContactEngine's operations have been included in the consolidated financial statements since June 17, 2021. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.
b.During 2021, the Company acquired certain additional companies, which were accounted for as business combinations for a total consideration of $59,317. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in aggregate, were not material to the Company’s consolidated financial statements. The Company preliminary recorded $20,036 of identifiable intangible assets based on their estimated fair values, and $38,590 of residual goodwill, from these acquisitions.
The estimated fair value of assets acquired and liabilities assumed from acquisitions completed during 2021 were based upon preliminary calculations and valuations. These estimates were finalized during 2022 as part of the measurement period. See Note 8 regarding changes made during 2022.
3.Acquisitions in 2020:
a.On August 18, 2020 the Company completed the acquisition of Guardian Analytics, Inc. ("Guardian Analytics"), a leading AI cloud-based financial crime risk management solution provider. The Company acquired Guardian Analytics for total consideration of $113,921.
Upon acquisition, Guardian Analytics became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date, the Company preliminarily recorded core technology, customer relationships, customer backlog and goodwill in amounts of $38,341; $6,659; $1,028 and $65,888, respectively. The estimated useful life of the core technology, customer relationships, and customer backlog is six years, eight years and two years, respectively.
Goodwill generated from this business combination is attributed to synergies between the Company's and Guardian Analytics' respective products and services. The goodwill is not deductible for income tax purposes.
The results of Guardian Analytics' operations have been included in the consolidated financial statements since August 18, 2020. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.
b.During 2020, the Company acquired certain additional companies (in one of them the Company acquired 50.1% of the share capital (the "2020 Subsidiary") of the company), which were accounted for as business combinations for a total consideration of $50,686. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in aggregate were not material to the Company’s consolidated financial statements. The Company preliminary recorded $22,968 of identifiable intangible assets based on their estimated fair values, and $54,869 of residual goodwill. The preliminary fair value of the non-controlling interest on the acquisition date was approximately $24,985. As of December 2021, the Company holds 70.1% of the 2020 Subsidiary. See Note 2aa.
The estimated fair value of assets acquired and liabilities assumed from acquisitions completed during 2020 were based upon preliminary calculations and valuations. These estimates were finalized during 2021 as part of the measurement period. See Note 8 regarding changes made during 2021.
4.Acquisitions related costs:
During 2022, 2021 and 2020, acquisition related costs amounted to $48, $1,761 and $1,720, respectively, and were included in general and administrative expenses.